Cover	Apr. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2022
Entity File Number	0-17249
Entity Registrant Name	AURA SYSTEMS, INC.
Entity Central Index Key	0000826253
Entity Tax Identification Number	95-4106894
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	20431 North Sea Circle
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92630
City Area Code	(310)
Local Phone Number	643-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false